Document And Entity Information	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	Karuna Therapeutics, Inc.
Entity Central Index Key	0001771917
Entity Emerging Growth Company	false
Securities Act File Number	001-38958
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0605902
Entity Address, Address Line One	99 High Street, Floor 26
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	857
Local Phone Number	449-2244
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	KRTX
Security Exchange Name	NASDAQ